Other income (Details) - Loan From RH Capital Finance Co., LLC				10 Months Ended
	Oct. 05, 2023 USD ($)	Oct. 05, 2023 AUD ($)	Aug. 21, 2023 AUD ($)	Jan. 31, 2024 USD ($)
Other income
Notional amount			$ 1,100,000
Maximum percentage of rebate on eligible research and development expenses			43.50%
Interest rate			16.00%
Minimum interest chargeable period			91 days
Repayment period after notice of assessment			21 days
Rebate amount of research and development expenses received	$ 880,352	$ 1,336,622
Interest expense				$ 56,203